Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 9.0%
3,092	(1)	Alphabet, Inc. - Class C	$8,995,370	1.1
271,907		AT&T, Inc.	7,455,690	0.9
10,862	(1)	Charter Communications, Inc.	8,870,561	1.1
137,836		Comcast Corp. – Class A	8,363,888	1.0
22,148	(1)	Facebook, Inc.- Class A	8,402,508	1.0
14,608	(1)	NetFlix, Inc.	8,314,728	1.0
53,750	(1)	T-Mobile US, Inc.	7,364,825	0.9
139,563		Verizon Communications, Inc.	7,675,965	1.0
44,806	(1)	Walt Disney Co.	8,123,328	1.0
			73,566,863	9.0

		Consumer Discretionary: 10.5%
2,260	(1)	Amazon.com, Inc.	7,843,985	0.9
3,589	(1)	Booking Holdings, Inc.	8,253,516	1.0
519,188	(1)	Ford Motor Co.	6,765,020	0.8
132,470	(1)	General Motors Co.	6,492,355	0.8
24,488		Home Depot, Inc.	7,987,496	1.0
40,131		Lowe's Cos, Inc.	8,182,310	1.0
33,829		McDonald's Corp.	8,033,034	1.0
49,973		Nike, Inc. - Class B	8,232,552	1.0
69,415		Starbucks Corp.	8,155,568	1.0
32,224		Target Corp.	7,958,683	1.0
11,449	(1)	Tesla, Inc.	8,423,258	1.0
			86,327,777	10.5

		Consumer Staples: 10.8%
166,592		Altria Group, Inc.	8,367,916	1.0
144,693		Coca-Cola Co.	8,147,663	1.0
95,918		Colgate-Palmolive Co.	7,476,808	0.9
19,542		Costco Wholesale Corp.	8,901,186	1.1
192,046		Kraft Heinz Co.	6,911,735	0.9
125,012		Mondelez International, Inc.	7,759,495	1.0
53,037		PepsiCo, Inc.	8,294,456	1.0
79,572		Philip Morris International, Inc.	8,195,916	1.0
57,986		Procter & Gamble Co.	8,256,627	1.0
149,897		Walgreens Boots Alliance, Inc.	7,607,273	0.9
56,761		Walmart, Inc.	8,406,304	1.0
			88,325,379	10.8

		Energy: 2.6%
75,109		Chevron Corp.	7,268,298	0.9
131,977		ConocoPhillips	7,328,683	0.9
124,454		Exxon Mobil Corp.	6,785,232	0.8
			21,382,213	2.6

		Financials: 14.1%
47,448		American Express Co.	7,874,470	0.9
164,414		American International Group, Inc.	8,970,428	1.1
190,588		Bank of America Corp.	7,957,049	1.0
152,747		Bank of New York Mellon Corp.	8,434,689	1.0
28,216	(1)	Berkshire Hathaway, Inc. – Class B	8,063,286	1.0
8,922		Blackrock, Inc.	8,416,034	1.0
50,555		Capital One Financial Corp.	8,390,613	1.0
111,845		Citigroup, Inc.	8,042,774	1.0
20,916		Goldman Sachs Group, Inc.	8,648,975	1.0
50,558		JPMorgan Chase & Co.	8,086,752	1.0
131,023		Metlife, Inc.	8,123,426	1.0
85,980		Morgan Stanley	8,978,892	1.1
137,544		US Bancorp	7,893,650	1.0
173,994		Wells Fargo & Co.	7,951,526	1.0
			115,832,564	14.1

		Health Care: 15.2%
66,491		Abbott Laboratories	8,402,468	1.0
69,397		AbbVie, Inc.	8,381,770	1.0
32,143		Amgen, Inc.	7,249,211	0.9
22,541	(1)	Biogen, Inc.	7,639,370	0.9
117,600		Bristol-Myers Squibb Co.	7,862,736	1.0
93,344		CVS Health Corp.	8,063,988	1.0
28,772		Danaher Corp.	9,326,732	1.1
33,977		Eli Lilly & Co.	8,775,919	1.1
114,725		Gilead Sciences, Inc.	8,349,685	1.0
47,512		Johnson & Johnson	8,225,753	1.0
62,577		Medtronic PLC	8,352,778	1.0
100,936		Merck & Co., Inc.	7,700,407	1.0
199,313		Pfizer, Inc.	9,182,350	1.1
15,333		Thermo Fisher Scientific, Inc.	8,509,048	1.1
19,576		UnitedHealth Group, Inc.	8,148,902	1.0
			124,171,117	15.2

		Industrials: 11.4%
39,756		3M Co.	7,742,083	0.9
33,056	(1)	Boeing Co.	7,255,792	0.9
36,231		Caterpillar, Inc.	7,640,031	0.9
82,303		Emerson Electric Co.	8,682,967	1.1
26,162		FedEx Corp.	6,950,982	0.9
41,743		General Dynamics Corp.	8,361,540	1.0
74,417		General Electric Co.	7,844,296	1.0
36,089		Honeywell International, Inc.	8,369,400	1.0
20,870		Lockheed Martin Corp.	7,509,026	0.9
92,294		Raytheon Technologies Corp.	7,822,839	1.0
35,644		Union Pacific Corp.	7,729,045	0.9
37,539		United Parcel Service, Inc. - Class B	7,343,755	0.9
			93,251,756	11.4

		Information Technology: 16.0%
26,291		Accenture PLC	8,848,499	1.1
13,193	(1)	Adobe, Inc.	8,756,194	1.1
57,165		Apple, Inc.	8,679,362	1.1
16,333		Broadcom, Inc.	8,120,931	1.0
147,291		Cisco Systems, Inc.	8,693,115	1.1
137,325		Intel Corp.	7,423,789	0.9
53,543		International Business Machines Corp.	7,514,225	0.9
21,178		Mastercard, Inc. - Class A	7,332,459	0.9
28,716		Microsoft Corp.	8,668,786	1.0
38,916		Nvidia Corp.	8,711,347	1.1
99,787		Oracle Corp.	8,894,015	1.1

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
26,620	(1) PayPal Holdings, Inc.	$7,684,129	0.9
54,644	Qualcomm, Inc.	8,015,728	1.0
31,704	(1) Salesforce.com, Inc.	8,410,120	1.0
40,404	Texas Instruments, Inc.	7,713,528	0.9
33,030	Visa, Inc. - Class A	7,567,173	0.9
		131,033,400	16.0

	Materials: 2.9%
123,742	Dow, Inc.	7,783,372	1.0
101,041	DuPont de Nemours, Inc.	7,479,055	0.9
26,839	Linde PLC	8,443,281	1.0
		23,705,708	2.9

	Real Estate: 2.0%
28,569	American Tower Corp.	8,347,005	1.0
59,494	Simon Property Group, Inc.	7,998,968	1.0
		16,345,973	2.0

	Utilities: 4.2%
79,426	Duke Energy Corp.	8,312,725	1.0
174,892	Exelon Corp.	8,573,206	1.1
105,201	NextEra Energy, Inc.	8,835,832	1.1
128,899	Southern Co.	8,472,531	1.0
		34,194,294	4.2

	Total Common Stock
	(Cost $412,605,071)	808,137,044	98.7

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
9,478,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $9,478,000)	9,478,000	1.2

	Total Short-Term Investments
	(Cost $9,478,000)	9,478,000	1.2

	Total Investments in Securities (Cost $422,083,071)	$817,615,044	99.9
	Assets in Excess of Other Liabilities	1,131,970	0.1
	Net Assets	$818,747,014	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2021.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$808,137,044	$–	$–	$808,137,044
Short-Term Investments	9,478,000	–	–	9,478,000
Total Investments, at fair value	$817,615,044	$–	$–	$817,615,044
Other Financial Instruments+
Futures	342,577	–	–	342,577
Total Assets	$817,957,621	$–	$–	$817,957,621

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2021, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	40	09/17/21	$9,041,000	$342,577
			$9,041,000	$342,577

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $443,888,609.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$396,465,708
Gross Unrealized Depreciation	(22,396,696)
Net Unrealized Appreciation	$374,069,012